SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 5,045	$ 4,924	$ 10,046	$ 9,825
Gross profit	2,661	2,593	5,358	5,183
Research and development expenses	344	339	697	668
Selling and marketing expenses	921	982	1,905	1,977
Segments Profitability	925	(586)	1,897	288
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,602	1,490	3,218	3,004
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,515	2,405	4,913	4,733
Gross profit	1,046	989	2,088	1,940
Research and development expenses	126	124	250	232
Selling and marketing expenses	388	489	807	950
Segments Profitability	532	376	1,031	758
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,027	2,051	4,141	4,103
Gross profit	1,768	1,772	3,611	3,558
Research and development expenses	214	208	441	409
Selling and marketing expenses	484	450	983	903
Segments Profitability	$ 1,070	$ 1,114	$ 2,187	$ 2,246